Commitments - Summary of Future Minimum Lease Rentals Under Operating Leases (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	¥ 37,278
Aircraft Engines and Flight Equipment under Operating Leases [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	36,571
Aircraft Engines and Flight Equipment under Operating Leases [member] | Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	4,990
Aircraft Engines and Flight Equipment under Operating Leases [member] | 1 to 2 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	5,371
Aircraft Engines and Flight Equipment under Operating Leases [member] | In the third to fifth years, inclusive [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	12,041
Aircraft Engines and Flight Equipment under Operating Leases [member] | Over 5 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	14,169
Land and Buildings [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	707
Land and Buildings [member] | Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	398
Land and Buildings [member] | 1 to 2 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	175
Land and Buildings [member] | In the third to fifth years, inclusive [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	59
Land and Buildings [member] | Over 5 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	¥ 75